UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds

(Exact name of registrant as specified in charter)

6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067

(Address of principal executive offices)

                    (Zip code)

Harvey Neiman

6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 488-3839

Date of fiscal year end: March 31

Date of reporting period: March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Neiman Fund

ANNUAL REPORT

March 31, 2006

Neiman Fund

Annual Report

March 31, 2006

Dear Shareholders:

We have completed our third full year since inception. We feel confident that we have consistently adhered to the discipline of our stated investment style. We invest only in dividend paying securities and we receive cash premiums when selling call options on stocks in our portfolio. When markets are favorable, we also enjoy capital appreciation on those stocks we hold for the long term.

This annual report applies to our fiscal year that ran from April 1, 2005 through March 31, 2006. For the entire year, our Fund recorded a return of 9.19%, including distributions of dividends and capital gains. Distributions of dividends and capital gains to our shareholders for the entire year totaled $1.4651 per share. The rate of return for the entire twelve month period assumes reinvestment of all distributions of dividends and capital gains.

Our comparison benchmark, the S&P 500 Index, experienced a total return of 11.73% during the same twelve month period as our recent fiscal year. This total return does not take into account potential transaction costs to own an investment that approximates the S&P 500 Index.  Some of the factors that contributed to the difference between the performance of the Fund and the Index were the expenses of the Fund and sector allocations.

During the first calendar quarter of 2006, from December 31, 2005, through March 31, 2006, the Neiman Fund experienced a total return of 3.35%. During the same calendar quarter the S&P 500 Index experienced a return of 3.73%.

Although our Neiman Fund has trailed its benchmark over the last 3 years, the difference between the returns has narrowed. Our shareholders have received substantial cash distributions, a major objective of our Fund. The distribution of approximately $1.46 per share during the fiscal year represented approximately a 7.07% total distribution, if measured against the beginning share price of $20.65.

2006 Annual Report  1

As we have said in the past, it is our pledge to continue to exercise patience and discipline in the management of our fund, according to the policies stated in our prospectus. In the real world, the economy and the markets do not always perform as we would like. But, we hope and feel that our investment approach is appropriate to reduce the effects of bad markets, while enjoying benefits when the markets are more cooperative.

Thank you for your confidence and for your investment in the Neiman Fund.

Harvey Neiman

President

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NEIMAN FUND

Neiman Fund

by Sectors (as a percentage of Net Assets)

(Unaudited)

2006 Annual Report  2

NEIMAN FUND

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE ONE YEAR PERIOD ENDED MARCH 31, 2006

3/31/06 NAV $21.00

       Since

                                                           1 Year(A)                 Inception(A)

Neiman Fund

9.19%

        6.45%

S&P 500(B)

           11.73%

                   17.19%

(A) 1Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Inception date of the Neiman Fund was April 1, 2003.

(B) The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2006 Annual Report  3

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov.  Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

Neiman Capital Management, LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing cost of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000  invested in the Fund on September 30, 2005 and held through March 31, 2006.

The first line of the table below provides information about actual account values and actual expenses. To estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of  investing in this Fund and other funds.  To do so compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                                                      Expenses Paid

                                                                    Beginning                    Ending                    During the Period*

                                                                Account Value            Account Value            September 30, 2005

                                                 September 30, 2005       March 31, 2006             to March 31, 2006

Actual                                   $1,000.00                  $1,053.05                             $8.96

Hypothetical                          $1,000.00                  $1,016.21                             $8.80

(5% annual return

before expenses)

*   Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by  the average account value over the period, multiplied by 182/365.

2006 Annual Report  4

Neiman Fund

		Schedule of Investments
		March 31, 2006
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Auto Controls For Regulating Residential & Commercial Environments
1,000	Honeywell, Inc. *	$ 42,770	2.03%

Beverages
1,000	Coca-Cola Co. *	41,870	1.99%

Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties
2,400	H.J. Heinz Co. *	91,008	4.32%

Cigarettes
800	Reynolds American Inc. *	84,400	4.00%

Construction Machinery & Equipment
1,600	Caterpillar, Inc. *	114,896	5.45%

Crude Petroleum & Natural Gas
1,000	Apache Corp. *	65,510
1,200	Devon Energy Corp. *	73,404
1,000	Occidental Petroleum Corp. *	92,650
		231,564	10.98%

Electric & Other Services
1,600	Exelon Corp. *	84,640	4.01%

Electric Services
2,000	American Electric Power Co. Inc. *	68,040
1,000	Entergy Corp. *	68,940
2,000	Southern Co. *	65,540
		202,520	9.60%

Electronic & Other Electrical
2,000	General Electric Co. *	69,560	3.30%

Food and Kindred Products
1,200	Altria Group *	85,032	4.03%

Lumber & Wood Products
2,000	Weyerhaeuser Co. *	144,860	6.87%

National Commercial Banks
1,600	Bank of America Corp. *	72,864
1,500	Citigroup, Inc. *	70,845
1,700	JP Morgan Chase & Co. *	70,788
800	Wells Fargo *	51,096
		265,593	12.59%

Petroleum Refining
1,000	Chevron Texaco Corp. *	57,970
500	Exxon Mobil *	30,430
		88,400	4.19%

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
1,600	duPont (E.I) deNemours & Co. *	67,536	3.20%

Primary Smelting & Refining of Nonferrous Metals
1,000	Phelps Dodge Corp. *	80,530	3.82%

Radiotelephone Communications
3,000	SK Telecom Co. Ltd. * **	70,770	3.36%

Retail - Department Stores
1,000	Federated Department Stores Inc.	73,000	3.46%

Retail - Women's Clothing Stores
3,000	Limited Brands Inc. *	73,380	3.48%

Search, Detection, Navigation, Guidance, Aeronautical Systems
2,000	Raytheon Co. *	91,680	4.35%

Services-Miscellaneous Amusement
700	Harrah's Entertainment *	54,572	2.59%

Total for Common Stocks (Cost $1,981,892)		2,058,581	97.62%

* Portion of the Securities is pledged as collateral for call options written.

** ADR - American Depository Receipt.

The accompanying notes are an integral part of these

financial statements.

2006 Annual Report  5

Neiman Fund

	Schedule of Investments
	March 31, 2006
Shares/Principal Amount		Market Value	% of Net Assets

Cash Equivalents
36,578	Fidelity Money Market Pt Cl Sel Rate 4.37% ***	36,578
28,555	First American Prime Obligation Fund Cl Y Rate 4.27% ***	28,555
25,985	First American Government Obligation Fund Cl Y Rate 4.29% ***	25,985
31,829	Short Term Investments Trust Treasury Portfolio Rate 4.29% ***	31,829
Total for Cash Equivalents (Cost $122,947)		122,947	5.83%

Total Investments		2,181,528	103.45%
(Identified Cost $2,104,839)

Liabilities in Excess of Other Assets		(72,762)	-3.45%

Net Assets		$ 2,108,766	100.00%

CALL OPTIONS WRITTEN
	Shares Subject
Underlying Security	to Call	Fair Value
Expiration Date/Exercise Price

Altria Group
June 2006 Calls @ 80.00	600	$ 330
January 2007 Calls @ 85.00	600	900
		1,230

American Electric Power Co. Inc.
August 2006 Calls @ 40.00	800	80

Apache Corp.
July 2006 Calls @ 80.00	1,000	700

Bank of America Corp.
August 2006 Calls @ 47.50	800	600

Caterpillar, Inc.
May 2006 Calls @ 65.00	800	5,920
August 2006 Calls @ 70.00	800	4,800
		10,720

Citigroup, Inc.
June 2006 Calls @ 50.00	500	150

Chevron Texaco Corp.
June 2006 Calls @ 65.00	1,000	300

Coca-Cola Co.
May 2006 Calls @ 42.50	1,000	600

Devon Energy Corp.
July 2006 Calls @ 65.00	600	1,860

duPont E.I. DeNemours & Co.
July 2006 Calls @ 42.50	1,600	2,560

Entergy Corp.
June 2006 Calls @ 75.00	1,000	250

Exelon Corp.
April 2006 Calls @ 60.00	800	40
July 2006 Calls @ 65.00	800	80
		120

Exxon Mobil
July 2006 Calls @ 65.00	500	500

General Electric Co.
June 2006 Calls @ 35.00	1,000	950

Harrah's Entertainment
May 2006 Calls @ 75.00	700	3,220

H.J. Heinz Co.
June 2006 Calls @ 35.00	2,400	8,400

Honeywell, Inc.
September 2006 Calls @ 45.00	1,000	1,600

*** Variable Rate Security; The Yield Rate shown represents

the rate at March 31, 2006.

The accompanying notes are an integral part of these

financial statements.

2006 Annual Report  6

Neiman Fund

	Schedule of Investments
	March 31, 2006
Shares/Principal Amount		Market Value	% of Net Assets

CALL OPTIONS WRITTEN
	Shares Subject
Underlying Security	to Call	Fair Value
Expiration Date/Exercise Price

JP Morgan Chase & Co.
June 2006 Calls @ 40.00	1,700	3,995

Limited Brands Inc.
May 2006 Calls @ 25.00	3,000	1,950

Occidental Petroleum Corp.
August 2006 Calls @ 100.00	1,000	4,200

Phelps Dodge Corp.
July 2006 Calls @ 80.00	1,000	10,800

Raytheon Co.
August 2006 Calls @ 42.50	1,000	4,400
August 2006 Calls @ 45.00	1,000	3,200
		7,600

Reynolds American Inc.
August 2006 Calls @ 115.00	800	1,960

SK Telecom Co. Ltd.
September 2006 Calls @ 25.00	1,500	1,500

Southern Co.
August 2006 Calls @ 35.00	1,000	250

Wells Fargo
April 2005 Calls @ 60.00	800	3,440

Weyerhaeuser Co.
April 2006 Calls @ 70.00	1,000	3,100
July 2006 Calls @ 75.00	1,000	2,000
		5,100

Total (Premiums Received $62,444)(Note 9)		$ 74,635

The accompanying notes are an integral part of these

financial statements.

2006 Annual Report  7

Neiman Fund

Statement of Assets and Liabilities
March 31, 2006

Assets:
Investment Securities at Market Value	$ 2,181,528
(Cost $2,104,839)
Cash	14,874
Receivables:
Dividends and Interest	4,586
Total Assets	2,200,988
Liabilities
Covered Call Options Written (premiums received $62,444)	74,635
Accrued Fund Accounting and Transfer Agency Fees	1,401
Other Accrued Expenses	16,186
Total Liabilities	92,222
Net Assets	$ 2,108,766
Net Assets Consist of:
Paid In Capital	2,016,166
Accumulated Undistributed Net Investment Income	4,873
Realized Gain (Loss) on Investments - Net	23,229
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	64,498
Net Assets, for 100,434 Shares Outstanding	$ 2,108,766
(Unlimited number of shares authorized zero par value)
Net Asset Value and Redemption Price
Per Share ($2,108,766/100,434 shares)	$ 21.00

Statement of Operations
For the year ended March 31, 2006
Investment Income:
Dividends	$ 57,024
Interest	6,687
Total Investment Income	63,711
Expenses: (Note 3)
Investment adviser fees	36,866
Administration fees	23,930
Transfer agent fees & accounting fees	16,685
Legal fees	14,991
Audit fees	13,928
Custody fees	5,038
Printing and postage expense	1,804
Trustees fees	2,241
Miscellaneous expense	3,087
Insurance expense	1,335
Total Expenses	119,905
Less:
Expense Waiver / Expense Reimbursement (Note 3)	(83,039)
Net Expenses	36,866
Net Investment Income	26,845

Realized and Unrealized Gain (Loss) on Investments & Options:
Realized Gain (Loss) on Investments	16,790
Realized Gain (Loss) on Options	40,346
Change In Unrealized Appreciation on Investments	116,643
Change In Unrealized Appreciation on Options	(14,711)
Net Realized and Unrealized Gain (Loss) on Investments & Options	159,068

Net Increase (Decrease) in Net Assets from Operations	$ 185,913

The accompanying notes are an integral part of these

financial statements.

2006 Annual Report  8

Neiman Fund

Statement of Changes in Net Assets
	4/1/2005	4/1/2004
	to	to
	3/31/2006	3/31/2005
From Operations:
Net Investment Income	$ 26,845	$ 17,793
Net Realized Gain on Investments	16,790	75,178
Net Realized Gain on Options	40,346	32,936
Change in Net Unrealized Appreciation (Depreciation)	101,932	(28,823)
Increase in Net Assets from Operations	185,913	97,084
From Distributions to Shareholders:
Net Investment Income	(25,835)	(16,232)
Net Realized Gain from Security Transactions	(122,862)	(107,264)
Change in Net Assets from Distributions	(148,697)	(123,496)
From Capital Share Transactions:
Proceeds From Sale of Shares	16,008	270,452
Shares Issued on Reinvestment of Dividends	148,697	123,496
Cost of Shares Redeemed	(321,817)	(23,146)
Net Increase (Decrease) from Shareholder Activity	(157,112)	370,802

Net Increase (Decrease) in Net Assets	(119,896)	344,390

Net Assets at Beginning of Period	2,228,662	1,884,272
Net Assets at End of Period (Including Accumulated	$ 2,108,766	$ 2,228,662
Undistributed Net Investment Income of $4,873 and $3,863)

Share Transactions:
Issued	776	13,017
Reinvested	7,357	6,114
Redeemed	(15,622)	(1,111)
Net Increase (Decrease) in Shares	(7,489)	18,020
Shares Outstanding at Beginning of Period	107,923	89,903
Shares Outstanding at End of Period	100,434	107,923

Financial Highlights
Selected data for a share outstanding throughout the period:	4/1/2005	4/1/2004	4/1/2003*
	to	to	to
	3/31/2006	3/31/2005	3/31/2004
Net Asset Value -
Beginning of Period	$ 20.65	$ 20.96	$ 20.00
Net Investment Income **	0.26	0.17	0.17
Net Gains or Losses on Securities
(realized and unrealized)	1.55	0.80	0.90
Total from Investment Operations	1.81	0.97	1.07

Distributions (From Net Investment Income)	(0.26)	(0.16)	(0.11)
Distributions (From Capital Gains)	(1.20)	(1.12)	0.00
Total Distributions	(1.46)	(1.28)	(0.11)

Net Asset Value -
End of Period	$ 21.00	$ 20.65	$ 20.96
Total Return ***	9.19%	4.82%	5.36%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	2,109	2,229	1,884

Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	5.69%	5.76%	7.25%
Ratio of Net Investment Loss to Average Net Assets	-2.67%	-3.14%	-4.69%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	1.27%	0.87%	0.81%

Portfolio Turnover Rate	79.81%	95.23%	215.61%

* Commencement of operations.
** Based on Average Shares Outstanding.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these

financial statements.

2006 Annual Report  9

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUND

March 31, 2006

1.) ORGANIZATION:

Neiman Fund (the "Fund"), formerly Neiman Enhanced Dividend Fund, is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company.  The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  The Fund is one of two series authorized by the Trust. Neiman Capital Management, LLC is the adviser to the Fund (the "Adviser").  The Fund's primary investment objective is to seek income from dividends and premiums from covered call options. Capital appreciation is a secondary objective.  Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.  It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported

2006 Annual Report  10

Notes to the Financial Statements – continued

amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:

The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchases are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an Investment Advisory Agreement with Neiman Capital Management, LLC  (the "Adviser").  Under the terms of the Investment Advisory Agreement , the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. Prior to April 1, 2006, the Adviser received an annual investment management fee from the Fund of 1.75% of the average daily net assets of the Fund. For the year period ended March 31, 2006, the Adviser earned management fees totaling $36,866 before the waiver of management fees and reimbursement of expenses described below.

The Adviser had agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.75% of the Fund’s average daily net assets through July 31, 2007. For the year ended March 31, 2006, the Adviser waived fees and/or reimbursed expenses totaling $83,039 to the Fund.

Effective April 1, 2006, the annual management fee was reduced to 1.00% of the Fund’s average net assets.  The Adviser also agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.75% of the Fund’s average daily net assets through July 31, 2007.  Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

4.) APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

On February 28, 2006, the Board of Trustees for the Neiman Fund met to consider the renewal of the Management Agreement (the "Agreement"). In renewing the  Agreement, the Board of Trustees considered and evaluated the following factors: (i) the investment performance of the Fund and the investment adviser; (ii) the nature, extent and quality of the services provided by the investment adviser to the Fund;  (iii) the cost of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

As to the performance of the Fund, the Trustees reviewed information regarding the performance of the Fund compared to a group of 52 funds of similar size, style and objective (the "Peer Group").  The Trustees noted that although the Adviser managed other accounts and funds, the investment objective and investment style of those accounts differed from that of the Fund.  The Trustees also noted that the Fund’s performance was within the range of its peer group.  Based on their review of the information the Trustees concluded that the Fund's performance was acceptable.

As for the nature, extent and quality of the services provided by the Adviser the Trustees analyzed the Adviser's experience and the capabilities.  The representatives of the Adviser reviewed and discussed with the Board the Adviser's registration on form ADV, and its code of ethics certifications. They summarized the information provided to the Board regarding matters such as the Adviser's financial condition and investment personnel of the Adviser.  They also discussed the portfolio manager's background and investment management experience.  Furthermore, they reviewed the Adviser's financial information and discussed the firm's ability to meet its obligations under the Agreement.  The Board concluded that the nature and extent of the services provided by the Adviser were consistent with their expectations, and that the quality of services, particularly those provided by the portfolio manager, was exceptional.  The Trustees also concluded that the Adviser has the resources to provide quality advisory services to the Fund.

2006 Annual Report  11

Notes to the Financial Statements - continued

As to the costs of the services to be provided, the Board reviewed the fees under the Agreement compared to the Peer Group and noted that the expense ratio, although at the higher end of its peer group, was within the range of its peers.  They also reviewed information regarding fees charged by the Adviser for separate accounts.  The Trustees recognized the expense ratio was slightly higher than average and the management fee was at the top end of the peer group; however, they also recognized that the Fund was smaller than the average fund in the peer group, the Adviser was capping expenses, the Adviser was not making a profit, the Adviser committed to reducing fees as economies of scale were realized, and the Adviser proposed reducing the management fee to 1.00% and continuing the practice of waiving fees and/or reimbursing expenses to the extent necessary to limit the Fund operating expenses to 1.75%

Upon review of all the factors discussed above, the Trustees concluded that the Management Agreement was fair and reasonable; that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Adviser; and that renewal of the Management Agreement would be in the best interests of the Fund.

5.) OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an agreement with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agency services.  An officer and shareholder of MSS also is an officer of the Trust.  For the year ended March 31, 2006,  MSS earned $16,685 for fund accounting and transfer agency services.  At March 31, 2006, the Fund owed $1,401 to MSS.

6.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares. Paid in capital at March 31, 2006 was $2,016,166, representing 100,434 shares outstanding.

7.) INVESTMENT TRANSACTIONS

For the year ended March 31, 2006, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,755,955 and $1,527,413 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at March 31, 2006 was $2,104,839, and proceeds received from options was $62,444.

At March 31, 2006, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions of written options) on a tax basis was as follows:

        Appreciation                              (Depreciation)                             Net Appreciation (Depreciation)

           $129,358                                   ($64,860)                                               $64,498

8.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2006, Harvey Neiman and related parties beneficially owned, in the aggregate, 64.83% of the Fund, and therefore may be deemed to control the Fund.

9.) OPTIONS WRITTEN

As of March 31, 2006, Fund portfolio securities valued at $1,721,458 were held by the custodian as collateral for options written by the Fund.

Transactions in options written during the year ended March 31, 2006 were as follows:

Number of

Premiums

 Contracts

 Received

Options outstanding at March 31, 2005

          168

   $27,258

Options written

          675

 $113,225

Options terminated in closing purchase transactions

                      (13)

               ($2,017)

Options expired

        (290)

 ($39,966)

Options exercised

        (209)

 ($36,056)

Options outstanding at March 31, 2006

          331

  $62,444

2006 Annual Report  12

Notes to the Financial Statements – continued

10.) DISTRIBUTIONS TO SHAREHOLDERS

There was a dividend of $0.0374 per share, a short-term capital gain of $0.6610 per share and a long-term capital gain of $0.2002 per share paid on June 28, 2005. The Fund also paid a dividend of $0.227 per share and a short-term capital gain of $0.3438 per share on December 28, 2005.

The tax character of distributions was as follows:

Distributions paid from:
                                                                                         Year ended                   Year ended
                                                                                      March 31, 2006             March 31, 2005
            Ordinary Income:                                                    $   25,835                     $     16,232
            Short-term Capital Gain:                                             102,186                          107,264
            Long-term Capital Gain:                                               20,676                                    0
                                                                                         $  148,967                     $  123,496

As of March 31, 2006, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                                                   $   28,102
Undistributed long-term capital gain/(accumulated losses)                                       -
Unrealized appreciation/(depreciation) - net                                                     64,498
                                                                                                             $    92,600

There were no differences between book basis and tax basis of investments.

Cohen McCurdy

            800 Westpoint Pkwy., Suite 1100

Certified Public Accountants

Westlake, Ohio 44145

Phone: (440) 835-8500

Fax: (440) 835-1093

www.cohenmccurdy.com

To The Shareholders and Trustees

Neiman Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have audited the accompanying statement of assets and liabilities of the Neiman Fund (one of the funds constituting the Neiman Funds) (the "Fund"), including the schedule of investments, as of March 31, 2006, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2006 by correspondence with the Fund's custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Neiman Fund (one of the Neiman Funds) as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.

Westlake, Ohio

May 10, 2006

2006 Annual Report  13

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust.  The names of the Trustees and executive officers of the Trust are shown below.  Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed.  Officers hold office for one year and until their respective successors are chosen and qualified. The SAI includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees

Name, Address(1), and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Harvey Neiman(2), 10/7/43 Daniel Neiman(2), 1/29/77	President and Trustee Treasurer, Secretary, Chief Compliance Officer and Trustee	Since 2003 Since 2003

From 1993 through 1999 Harvey Neiman was a licensed stock broker, serving with Merrill Lynch, later Morgan Stanley Dean Witter, and later AG Edwards. In 1999 he formed Neiman Capital Management LLC, the adviser to the Fund, and he has been managing portfolios since that time.

Daniel Neiman has been a manager at Neiman Capital Management LLC since 1999.

				2 2	None None

(1)The address of each trustee and officer is c/o Neiman Funds, 6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067.

(2)Harvey Neiman is the father of Daniel Neiman. Harvey Neiman and Daniel Neiman are considered "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

Independent Trustees

Name, Address(3), and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Darla Clark, 7/27/50 Suzanne Cowan Dimeff, 2/3/53 Luke Fairfield, 11/28/76	Independent Trustee Independent Trustee Independent Trustee	Since 2003 Since 2003 Since 2003

Bank Officer, Senior Vice President of Regents Bank (2001-Present); Bank Officer Scripps Bank (1995-2001).

Attorney at Dimeff Law Offices, Tax & Estate Planning Attorney (2000-Present); Attorney at Casey-Gerry Reed and Schenk Law Firm (1989-1999).

Chief Financial Officer/Controller at Southwest Greens, a Construction Co. (2002-Present); Certified Public Accountant / Supervisor at Considine & Considine, a Certified Public Accounting Firm (1998-2002).

				2 2 2	None None None

(3)The address of each trustee is c/o Neiman Funds, 6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067.

2006 Annual Report  14

Board of Trustees

Darla Clark

Suzanne Cowan Dimeff

Luke Fairfield

Daniel Neiman

Harvey Neiman

Investment Adviser

Neiman Capital Management, LLC

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Dr., Ste 400

Broadview Hts, OH 44147

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH 45201

Fund Administrator

Premier Fund Solutions Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

Cohen McCurdy, Ltd.

800 Westpoint Pkwy., Ste 1100

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Neiman Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 1.  Reports to Stockholders.

Neiman Small Cap Value Fund

ANNUAL REPORT

March 31, 2006

Neiman Small Cap Value Fund

Annual Report

March 31, 2006

Dear Shareholders:

This annual report represents a report on the first six months since inception of the Neiman Small Cap Value Fund. We feel confident that we have adhered to the discipline of the stated investment style in our prospectus. Our primary objective is long-term capital appreciation. We invest primarily in small capitalization stocks, which we consider to be those companies having less than 2.0 billion dollars in market capitalization at the time of purchase.  A stock selection process involving fundamental analysis is used in screening portfolio candidates. Stocks will remain in our portfolio as long as we believe they remain economically and fundamentally sound.

Since its inception in October, 2005, our Fund gained 16.90%. During the same period, October 18, 2005 through March 31, 2006, our benchmark index, the S&P 600 Index (small capitalization stocks), experienced a gain of 18.57%. During the first calendar quarter of 2006, our Fund gained 11.33%, while the S&P 600 Index gained 12.59%.  The primary factors that contributed to the performance of the Fund were stock selection and a generally favorable market. The difference between the performance of the Fund and the Index was almost entirely due to the expenses of the Fund.  Similar expenses are not reflected in the returns of the Index.

The markets have been favorable for small capitalization stocks during the first six months of our Fund's existence. We feel pleased that we have been able to produce returns comparable to our benchmark index for our shareholders.  Past performance is no guarantee of future results, but we hope we can keep up with the current level of performance - at least when markets are favorable to our portfolio management style.

It is our pledge to our shareholders to do everything in our power to continue to use what we believe to be sound fundamentals in our stock selection process and in our continuous portfolio review process. We will do our utmost to exercise patience and discipline in the management of our Fund, according to the policies stated in our prospectus. In the real world, the economy and the markets do not always perform as we would like. But, we hope and feel that our investment approach will serve to reduce the effects of bad markets, while enjoying appreciation in value when markets are favorable.

Thank you for your confidence and for your investment in the Neiman Small Cap Value Fund.

Harvey Neiman

President

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2006 Annual Report  1

NEIMAN SMALL CAP VALUE FUND

PERFORMANCE INFORMATION

TOTAL RETURNS FROM OCTOBER 18, 2005 TO MARCH 31, 2006 (FUND INCEPTION OCTOBER 18, 2005).

3/31/06 NAV $11.69

Total Return

         Since Inception(A)

Neiman Small Cap Value Fund

    16.90%

S&P 600 Index(B)

                 18.57%

(A) Total return includes change in share prices and includes reinvestment of any dividends and capital gain distributions.

(B) The S&P 600 index is a small capitalization benchmark index made up of 600 domestic stocks chosen for market size, liquidity and industry group representation whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2006 Annual Report  2

NEIMAN SMALL CAP VALUE FUND

Neiman Small Cap Value Fund

by Sectors (as a percentage of Net Assets)

Unaudited

Proxy Voting Guidelines (Unaudited)

Neiman Capital Management, LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 will be available beginning in September 2006 without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2006 Annual Report  3

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov.  Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested in the Fund on October 18, 2005 and held through March 31, 2006.

The first line of the table below provides information about actual account values and actual expenses. To estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period.  You may use this information to compare the ongoing costs of investing in this Fund and other funds.  To do so compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                     Beginning                  Ending

                                                                 Account Value          Account Value                 Expenses Paid

                                                   October 18, 2005       March 31, 2006               During the Period*

Actual                                   $1,000.00                  $1,169.00                           $7.35*

Hypothetical**                       $1,000.00                  $1,017.45                            $7.54

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 165/365.

**   The hypothetical example is calculated assuming the Fund was open for the entire six month period from October 1, 2005 to March 31, 2006.

2006 Annual Report  4

Neiman Small Cap Value Fund

		Schedule of Investments
		March 31, 2006
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
200	UICI	$ 7,398	2.87%

Electric Housewares & Fans
400	Helen of Troy Ltd. *	8,480	3.29%

Fire, Marine & Casualty Insurance
700	First Acceptance Corp. *	9,310
200	Safety Insurance Group Inc.	9,132
200	State Auto Financial Corp.	6,742
400	United America Indemnity, Ltd *	9,160
		34,344	13.32%

General Industry Machinery & Equipment
200	Gardner Denver Inc. *	13,040	5.06%

Life Insurance
200	Delphi Financial Group Inc.	10,326
300	FBL Financial Group Inc.	10,335
		20,661	8.02%

Miscellaneous Electrical Machinery
200	Rofin-Sinar Technologies Inc. *	10,826	4.20%

National Commercial Banks
200	First Community Bancorp.	11,532	4.47%

Printed Circuit Boards
200	Benchmark Electronics Inc. *	7,670	2.98%

Real Estate
300	W P Carey & Co. LLC	8,034	3.12%

Retail- Shoe Stores
400	Finish Line Inc.	6,580	2.55%

Savings Institution, Federally Chartered
400	Commercial Capital Bancorp Inc.	5,624
200	Umpqua Holdings Corp.	5,700
		11,324	4.39%

Semiconductors & Related Devices
500	OmniVision Technologies Inc. *	15,100	5.86%

Services- Personal Services
300	Jackson Hewitt Tax Service Inc.	9,474	3.68%

State Commercial Banks
300	Fremont General Corp.	6,468	2.51%

Steel Works
200	Steel Dynamics Inc.	11,346	4.40%

Surety Insurance
200	Triad Guaranty Inc. *	9,380	3.64%

* Non-Income Producing Securities.

The accompanying notes are an integral part of the

financial statements.

2006 Annual Report  5

Neiman Small Cap Value Fund

	Schedule of Investments
		March 31, 2006
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Surgical & Medical Instruments
200	Orthofix International * **	7,964	3.09%

Title Insurance
200	Stewart Information Services Corp.	9,416	3.65%

Water Transportation
200	Nordic American Tanker Shipping Ltd. **	5,772	2.24%

Wholesale- Metals Service Centers & Offices
200	Reliance Steel & Aluminum Co.	18,784	7.29%

Wholesale- Miscellaneous Durable Goods
200	RC2 Corp. *	7,962	3.09%

Total for Common Stocks (Cost $202,446)		241,555	93.72%

Cash Equivalents
5,787	Fidelity Money Market Pt Cl Sel Rate 4.37% ***	5,787
172	Short Term Investments Trust Treasury Portfolio Rate 4.29% ***	172
Total for Cash Equivalents (Cost $5,959)		5,959	2.31%

	Total Investments	247,514	96.03%
	(Identified Cost $208,405)

	Other Assets in Excess of Liabilities	10,245	3.97%

	Net Assets	$ 257,759	100.00%

* Non-Income Producing Securities.

** ADR - American Depository  Receipt.

*** Variable Rate Security; The Yield  Rate shown represents the rate at March 31, 2006.

The accompanying notes are an integral part of the

financial statements.

2006 Annual Report  6

Neiman Small Cap Value Fund

Statement of Assets and Liabilities
March 31, 2006

Assets:
Investment Securities at Market Value	$ 247,514
(Cost $208,405)
Cash	26,588
Receivables:
Dividends and Interest	293
Due from Adviser	11
Total Assets	274,406
Liabilities
Accrued Fund Accounting and Transfer Agency Fees	1,413
Other Accrued Expenses	15,234
Total Liabilities	16,647
Net Assets	$ 257,759
Net Assets Consist of:
Paid In Capital	222,550
Accumulated Undistributed Net Investment Income	416
Realized Gain (Loss) on Investments - Net	(4,316)
Unrealized Appreciation (Depreciation) in Value	39,109
of Investments Based on Identified Cost - Net
Net Assets, for 22,050 Shares Outstanding	$ 257,759
(Unlimited number of shares authorized zero par value)
Net Asset Value and Redemption Price
Per Share ($257,759/22,050 shares)	$ 11.69

Statement of Operations
For the period October 18, 2005 (Commencement of Operations)
through March 31, 2006

Investment Income:
Dividends	$ 1,475
Interest	403
Total Investment Income	1,878
Expenses: (Note 3)
Investment adviser fees	1,462
Administration fees	10,920
Transfer agent fees & accounting	7,595
Legal fees	8,842
Audit fees	10,850
Custody fees	1,634
Printing and postage expense	612
Trustees fees	1,499
Miscellaneous expense	1,208
Total Expenses	44,622
Less:
Expense Waiver / Expense Reimbursement (Note 3)	(43,160)
Net Expenses	1,462
Net Investment Income	416

Realized and Unrealized Gain (Loss) on Investments:
Realized (Loss) on Investments	(4,316)
Change In Unrealized Appreciation on Investments	39,109
Net Realized and Unrealized Gain (Loss) on Investments	34,793

Net Increase in Net Assets from Operations	$ 35,209

The accompanying notes are an integral part of the

financial statements.

2006 Annual Report  7

Neiman Small Cap Value Fund

Statement of Changes in Net Assets
	10/18/2005*
	to
	3/31/2006
From Operations:
Net Investment Income	$ 416
Net Realized Loss on Investments	(4,316)
Change in Net Unrealized Appreciation	39,109
Increase in Net Assets from Operations	35,209
From Distributions to Shareholders:
Net Investment Income	0
Net Realized Gain from Security Transactions	0
Change in Net Assets from Distributions	0
From Capital Share Transactions:
Proceeds From Sale of Shares	222,550
Shares Issued on Reinvestment of Dividends	0
Cost of Shares Redeemed	0
Net Increase from Shareholder Activity	222,550

Net Increase in Net Assets	257,759

Net Assets at Beginning of Period	0
Net Assets at End of Period	$ 257,759

Share Transactions:
Issued	22,050
Reinvested	-
Redeemed	-
Net Increase in Shares	22,050
Shares Outstanding at Beginning of Period	-
Shares Outstanding at End of Period (Including Accumulated	22,050
Undistributed Net Investment Income of $416)

Financial Highlights
Selected data for a share outstanding throughout the period:	10/18/2005*
	to
	3/31/2006
Net Asset Value -
Beginning of Period	$ 10.00
Net Investment Income ****	0.02
Net Gains or Losses on Securities
(realized and unrealized)	1.67
Total from Investment Operations	1.69

Distributions (From Net Investment Income)	0.00
Distributions (From Capital Gains)	0.00
Total Distributions	0.00

Net Asset Value -
End of Period	$ 11.69
Total Return *** *****	16.90%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	258

Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	45.46%	**
Ratio of Net Investment Income/(Loss) to Average Net Assets	-43.56%	**
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	**
Ratio of Net Investment Income to Average Net Assets	0.42%	**

Portfolio Turnover Rate	15.04%

* Commencement of operations. ** Annualized. *** Not Annualized.
**** Based on Average Shares Outstanding .
***** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of the

financial statements.

2006 Annual Report  8

NOTES TO FINANCIAL STATEMENTS

NEIMAN SMALL CAP VALUE FUND

March 31, 2006

1.) ORGANIZATION:

Neiman Small Cap Value Fund (the "Fund"), is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company.  The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  The Fund is one of two series authorized by the Trust. The Fund's primary investment objective is to seek long-term capital appreciation. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

FEDERAL INCOME TAXES:

The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.  It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:

The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchases are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2006 Annual Report  9

Notes to the Financial Statements – continued

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an Investment Advisory Agreement with Neiman Capital Management, LLC  (the "Adviser").  Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. The Adviser receives an annual investment management fee from the Fund of 1.50% of the average daily net assets of the Fund. For the period October 18, 2005 (commencement of operations) through March 31, 2006, the Adviser earned management fees totaling $1,462 before the waiver of management fees and reimbursement of expenses described below.

The Adviser has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.50% of the Fund’s average daily net assets through September 30, 2008. For the period October 18, 2005 (commencement of operations) through March 31, 2006, the Adviser waived fees and/or reimbursed expenses totalling $43,160 to the Fund.  As of March 31, 2006 the Adviser owed the Fund $11.  Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

4.) APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On September 13, 2006 the Board of Trustees of Neiman Funds met to consider the approval of the Investment Advisory Agreement (the “Agreement”) with the Adviser.  Representatives of the Adviser summarized the information previously provided to the Board.  The information included: (i) the Adviser's most recent registration statement on Form ADV; (ii) financial statements showing the Adviser's financial condition; (iii) documents showing the Adviser's corporate structure and personnel; (iv) a description of the investment advisory services to be rendered by the Adviser to the Fund and to other accounts managed by the Adviser; (v) a comparison of the management fees and expenses of the Fund with those of the Peer Group; (vi) a comparison of the performance of another fund managed by the Adviser with the performance of funds in the Peer Group; (vii) the costs to the Adviser of  providing services to the Fund and the profitability to be realized by the Adviser for managing the Fund; (viii) potential economies of scale and other benefits; (ix) compliance procedures and other procedures to the provided to the Fund by the Adviser; (x) the Adviser's Code of Ethics and (xi) the Management Agreement.  The Board then discussed the material presented at the meeting and the Adviser's responses to an advisory services questionnaire prepared by Fund counsel.

The Trustees first reviewed the nature, extent and quality of the services to be provided by the Adviser.  The Trustees reviewed the organizational structure of the Adviser, the areas of responsibility of each person in the organization and the amount of time spent on Fund activities.  The Trustees also analyzed the Adviser's experience and the capabilities of its personnel, as well as the quality of the reports and other materials received from the Adviser.  Finally, the Trustees considered trading, research, monitoring and daily portfolio compliance services performed by the Adviser.  Taking each of these factors into account, the Trustees expressed satisfaction with the quality of the services to be received from the Adviser.

The Trustees then compared the performance of the Neiman Fund, which also is managed by the Adviser, with the performance of funds in the Peer Group.  The Neiman Fund lagged the Peer Group, but the Adviser explained that the investment objective of the Neiman Fund was different from that of the Peer Group, which consisted of small cap value funds.  Therefore, the Board concluded that the performance comparison was not relevant.  The Adviser stated that it did not manage any other accounts in the small cap style and, therefore, would not be able to present a more relevant comparison.  Turning to the level of the management fee, the Trustees were presented with an analysis comparing the advisory fees and operating expenses of the Fund to those of its Peer Group.  The Trustees noted that the proposed management fee of 1.00% of average daily net assets was higher than the Peer Group average of 0.90%, but also noted the Fund's estimated total operating expenses of 1.50% was below the Peer Group average of 1.80%.  The Trustees also noted that the Adviser had agreed to waive management fees and/or reimburse expenses to the extent necessary to maintain total operating expenses (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.50% of the the Fund's average daily net assets through September 30, 2008.  Based on the comparative data and the Adviser's commitment to waive and/or reimburse expenses, the Trustees concluded that the management fee and expense ratio are fair and reasonable.

Next, the Trustees reviewed the costs of the services to be provided and the profits to be realized by the Adviser.  Reviewing a profitability analysis prepared by the Adviser, the Trustees observed that the Adviser expects an operating loss for the next twelve months in connection with providing ser-

2006 Annual Report  10

Notes to the Financial Statements - continued

vices to the Fund.  The Adviser informed the Board that economies of scale may be realized some time in the future and that those economies would be shared with shareholders.  However, for the foreseeable future, the expense of managing the Fund will necessitate fees remaining at current levels.  Finally, the Trustees noted that the Adviser has no affiliates and derives no other benefits from its affiliation with the Fund.  Based on these considerations, the Board concluded that the Adviser was not being unduly enriched by its relationship with the Fund.

Upon review of all the factors discussed above, the Trustees concluded that the Management Agreement was fair and reasonable; that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Adviser; and that approval of the Management Agreement would be in the interests of the Fund.

5.) OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an agreement with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agency services.  An officer and shareholder of MSS also is an officer of the Trust.  For the period October 18, 2005 (commencement of operations) through March 31, 2006,  MSS earned $7,595 for fund accounting and transfer agency services.  At March 31, 2006, the Fund owed $1,413 to MSS.

6.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares. Paid in capital at March 31, 2006 was $222,550 representing 22,050 shares outstanding.

7.) INVESTMENT TRANSACTIONS

For the period October 18, 2005 (commencement of operations) through March 31, 2006 purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $238,991 and $32,229 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at March 31, 2006 was $212,721. At March 31, 2006, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)                                   Net Appreciation (Depreciation)

        $40,825                         ($6,032)                                                        $34,793

8.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2006, Harvey Neiman and related parties beneficially own, in the aggregate, 29.46% of the Fund and the Thaler Family Trust owns, in aggregate, 46.45% of the Fund, and therefore may be deemed to control the Fund.

9.) DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid during the fiscal year 2006.

As of March 31, 2006 the components of distributable earnings / (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income / (accumulated losses)

            $         416

Undistributed long-term capital gain / (accumulated losses)

              0

Unrealized appreciation / (depreciation) – Net

                  34,793

$    35,209

The difference between book basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of post-October losses.

2006 Annual Report  11

Cohen McCurdy

            800 Westpoint Pkwy., Suite 1100

Certified Public Accountants

Westlake, Ohio 44145

Phone: (440) 835-8500

Fax: (440) 835-1093

www.cohenmccurdy.com

To The Shareholders and Trustees

Neiman Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have audited the accompanying statement of assets and liabilities of the Neiman Small Cap Value Fund (one of the funds constituting the Neiman Funds) (the "Fund"), including the schedule of investments, as of March 31, 2006, and the related statements of operations and changes in net assets, and the financial highlights for the period of October 18, 2005 (commencement of operations) through March 31, 2006.  These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2006 by correspondence with the Fund's custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Neiman Small Cap Value Fund (a fund of the Neiman Funds) as of March 31, 2006, and the results of its operations, changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.

Westlake, Ohio

May 10, 2006

2006 Annual Report  12

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust.  The names of the Trustees and executive officers of the Trust are shown below.  Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed.  Officers hold office for one year and until their respective successors are chosen and qualified. The SAI includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees

Name, Address(1), and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Harvey Neiman(2), 10/7/43 Daniel Neiman(2), 1/29/77	President and Trustee Treasurer, Secretary, Chief Compliance Officer and Trustee	Since 2003 Since 2003

From 1993 through 1999 Harvey Neiman was a licensed stock broker, serving with Merrill Lynch, later Morgan Stanley Dean Witter, and later AG Edwards. In 1999 he formed Neiman Capital Management LLC, the adviser to the Fund, and he has been managing portfolios since that time.

Daniel Neiman has been a manager at Neiman Capital Management LLC since 1999.

				2 2	None None

(1)The address of each trustee and officer is c/o Neiman Funds, 6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067.

(2)Harvey Neiman is the father of Daniel Neiman. Harvey Neiman and Daniel Neiman are considered "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

Independent Trustees

Name, Address(3), and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Darla Clark, 7/27/50 Suzanne Cowan Dimeff, 2/3/53 Luke Fairfield, 11/28/76	Independent Trustee Independent Trustee Independent Trustee	Since 2003 Since 2003 Since 2003

Bank Officer, Senior Vice President of Regents Bank (2001-Present); Bank Officer Scripps Bank (1995-2001).

Attorney at Dimeff Law Offices, Tax & Estate Planning Attorney (2000-Present); Attorney at Casey-Gerry Reed and Schenk Law Firm (1989-1999).

Chief Financial Officer/Controller at Southwest Greens, a Construction Co. (2002-Present); Certified Public Accountant / Supervisor at Considine & Considine, a Certified Public Accounting Firm (1998-2002).

				2 2 2	None None None

(3)The address of each trustee is c/o Neiman Funds, 6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067.

2006 Annual Report  13

Board of Trustees

Darla Clark

Suzanne Cowan Dimeff

Luke Fairfield

Daniel Neiman

Harvey Neiman

Investment Adviser

Neiman Capital Management, LLC

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Dr., Ste 400

Broadview Hts, OH 44147

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH 45201

Fund Administrator

Premier Fund Solutions Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

Cohen McCurdy, Ltd.

800 Westpoint Pkwy., Ste 1100

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Neiman Small Cap Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d)  The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 3/31/06	FYE 3/31/05
Audit Fees	$19,640	$13,536
Audit-Related Fees	$0	$0
Tax Fees	$3,500	$895
All Other Fees	$1,275	$0

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.

Nature of All Other Fees: Review of Semi-Annual Report.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2)  None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)  The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant,  for the last two years.

Non-Audit Fees	FYE 3/31/06	FYE 3/31/05
Registrant	$4,775	$895
Registrant’s Investment Adviser	$0	$0

(h)  The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Filed herewith.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By : /s/ Harvey Neiman

Harvey Neiman

President

Date:  6/8/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Harvey Neiman

Harvey Neiman

President

Date:  6/8/2006

By : /s/ Daniel Neiman

Daniel Neiman

Chief Financial Officer

Date:  6/8/06